Note 7 - Leases (Details) - Current Solar Array Installations	12 Months Ended
Dec. 31, 2014
Powerhouse One, LLC [Member]
Operating Leased Assets [Line Items]
Location	Fayetteville, TN
kWh	3,000
Date	Aug 2011
Term	20 yr. + 2 5-yr renewals
Rent	4% of revenue
SunGen Step Guys [Member]
Operating Leased Assets [Line Items]
Location	Alfred, ME
kWh	110
Date	Sep 2009
Term	25 yr. + 2 25-yr renewals
Rent	None
SunGen Mill 77 [Member]
Operating Leased Assets [Line Items]
Location	Amesbury, MA
kWh	63
Date	June 2010
Term	25 yr. + 2 25-yr renewals
Rent	None